Income tax - Reconciliation of expected income tax to actual income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Income Tax [Line Items]
Income before income tax expense	$ 24,162	¥ 166,311	¥ 141,333	¥ 155,120
Computed "expected" tax expense	6,041	41,578	35,333	38,780
PRC dividend withholding tax	(2,078)	(14,300)	5,200	5,200
Non-taxable income			(7,950)
Preferential tax rates	(5,801)	(39,931)	(33,049)	(29,663)
Others	72	491	4,922	718
Total income tax expense	5,466	37,622	50,000	47,327
Hong Kong
Income Tax [Line Items]
Non-PRC entities not subject to income tax	1	9	(101)	11
Total income tax expense		0	0	0
British Virgin Islands
Income Tax [Line Items]
Non-PRC entities not subject to income tax	108	746	(2,072)	(479)
Cayman Islands
Income Tax [Line Items]
Non-PRC entities not subject to income tax	$ 7,123	¥ 49,029	¥ 47,717	¥ 32,760